Basis of Presentation Summary of Entity Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Coastal Dispensary LLC [Member]
Jurisdiction of incorporation	California
Ownership interest	0.00%	0.00%
Social Equity Ventures L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
T P C O U S Holding L L C [Member]
Jurisdiction of incorporation	Delaware
Ownership interest	100.00%	100.00%
Varda Inc [Member]
Jurisdiction of incorporation	California
Ownership interest	9.50%	0.00%
Martian Delivery LLC [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Left Coast Ventures Inc [Member]
Jurisdiction of incorporation	Delaware
Ownership interest	100.00%	0.00%
C M G Partners Inc [Member]
Jurisdiction of incorporation	Delaware
Ownership interest	100.00%	0.00%
well By Caliva L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
well By Caliva Centers [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Coastal Holding Company LLC [Member]
Jurisdiction of incorporation	California
Ownership interest	0.00%	0.00%
Well By Caliva ecommerce L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Live Zola L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
NC3 Systems Inc [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
NC4 Systems Inc [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
NC5 Systems Inc [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
NC6 Systems Inc [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Caliva C A D E C C1 L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Caliva C A R E R C1 L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Caliva C A M I S J 2 Inc [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
O G California Branding Inc [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Caliva CAREDELA1 L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	42.00%	0.00%
Gand C Staffing L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Fresh Options L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Fluid South, Inc. [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Alpha Staffing L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Caliva CAREWH1 L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Caliva CARECE1 L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Caliva CADESA1 L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Caliva CADEEM1 L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Caliva CAREST1 L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Caliva MSA LLC [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Coast L Acquisition Corp [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Calma WeHo LLC [Member]
Jurisdiction of incorporation	California
Ownership interest	85.00%	0.00%
Coastal Delivery Service LLC [Member]
Jurisdiction of incorporation	California
Ownership interest	0.00%	0.00%
Coastal Retail Lompoc LLC [Member]
Jurisdiction of incorporation	California
Ownership interest	0.00%	0.00%
Southern California Collective Inc [Member]
Jurisdiction of incorporation	California
Ownership interest	0.00%	0.00%
Releaf Alternative Inc [Member]
Jurisdiction of incorporation	California
Ownership interest	0.00%	0.00%
Coastal Retail Concord LLC [Member]
Jurisdiction of incorporation	California
Ownership interest	0.00%	0.00%
Coastal Delivery SLO LLC [Member]
Jurisdiction of incorporation	California
Ownership interest	0.00%	0.00%
Sturdivant Ventures L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
L C V Holdings H M B L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Rever Holdings L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Eko Holdings L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Lief Holdings L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
L C V Holdings S I S U 710 L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
S I S U Extraction L L C [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Capitol Cocoa Inc [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%
Kases Journey Inc. [Member]
Jurisdiction of incorporation	California
Ownership interest	100.00%	0.00%